Schedule of Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Legal settlement – noncurrent (See Note 24)			$ 5,625
Other		21	24
Total	$ 40	$ 21	$ 5,649